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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 ----------------------------------------
   Address:      2 Liberty Square, 9 Floor
                 ----------------------------------------
                 Boston, MA 02109
                 ----------------------------------------

                 ----------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Woodward
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8500
         -------------------------------

Signature, Place, and Date of Signing:

       /s/   Laura Woodward              Boston, MA           2/3/12
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          71
                                        --------------------

Form 13F Information Table Value Total:        475,415
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                                   FORM 13F
Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC
Page 1 of 1


        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
Acorda Therapeutics,
 Inc.                      Common       00484M106         2,012     84,375  SH            Sole      NA      Sole
Addus HomeCare
 Corporation               Common       006739106         1,542    431,900  SH            Sole      NA      Sole
Aegerion
 Pharmaceuticals, Inc.     Common       00767E102           778     46,500  SH            Sole      NA      Sole
Aetna, Inc.                Common       00817Y108        10,807    256,141  SH            Sole      NA      Sole
Affymax, Inc.              Common       00826A109         2,328    352,127  SH            Sole      NA      Sole
Akorn, Inc.                Common       009728106        16,293  1,465,158  SH            Sole      NA      Sole
Alexion Pharmaceuticals,
 Inc.                      Common       015351109        20,973    293,329  SH            Sole      NA      Sole
Alkermes plc               Shares       G01767105        11,118    640,454  SH            Sole      NA      Sole
Allergan, Inc.             Common       018490102         8,535     97,278  SH            Sole      NA      Sole
Amarin Corporation plc     Sponsored
                            ADR         023111206         4,500    600,798  SH            Sole      NA      Sole
Amgen, Inc.                Common       031162100         5,901     91,909  SH            Sole      NA      Sole
ARIAD Pharmaceuticals,
 Inc.                      Common       04033A100         4,929    402,400  SH            Sole      NA      Sole
Auxilium
 Pharmaceuticals, Inc.     Common       05334D107         2,000    100,362  SH            Sole      NA      Sole
Baxter International,
 Inc.                      Common       071813109         4,201     84,900  SH            Sole      NA      Sole
Biogen Idec, Inc.          Common       09062X103        10,990     99,866  SH            Sole      NA      Sole
Bruker Corporation         Common       116794108         2,857    230,000  SH            Sole      NA      Sole
Celgene Corporation        Common       151020104        15,059    222,765  SH            Sole      NA      Sole
Cerner Corporation         Common       156782104         6,159    100,550  SH            Sole      NA      Sole
Community Health
 Systems, Inc.             Common       203668108           975     55,850  SH            Sole      NA      Sole
Corcept Therapeutics
 Inc.                      Common       218352102           855    250,000  SH            Sole      NA      Sole
Cornerstone
 Therapeutics, Inc.        Common       21924P103           976    174,224  SH            Sole      NA      Sole
Cubist Pharmaceuticals,
 Inc.                      Common       229678107         7,866    198,524  SH            Sole      NA      Sole
Curis, Inc.                Common       231269101           874    186,840  SH            Sole      NA      Sole
CVS Caremark Corporation   Common       126650100         4,323    106,006  SH            Sole      NA      Sole
Dendreon Corporation       Common       24823Q107         5,586    735,036  SH            Sole      NA      Sole
Elan Corporation plc       ADR          284131208         6,048    440,184  SH            Sole      NA      Sole
Express Scripts, Inc.      Common       302182100         7,326    163,927  SH            Sole      NA      Sole
Gen-Probe, Inc.            Common       36866T103        10,687    180,772  SH            Sole      NA      Sole
Gilead Sciences, Inc.      Common       375558103        22,919    559,945  SH            Sole      NA      Sole
HCA Holdings, Inc.         Common       40412C101         1,310     59,450  SH            Sole      NA      Sole
Health Management
 Associates, Inc.          Class A      421933102         1,015    137,675  SH            Sole      NA      Sole
Human Genome Sciences,
 Inc.                      Common       444903108         5,312    718,848  SH            Sole      NA      Sole
IDEXX Laboratories, Inc.   Common       45168D104         4,811     62,516  SH            Sole      NA      Sole
Illumina, Inc.             Common       452327109         1,759     57,700  SH            Sole      NA      Sole
Impax Laboratories, Inc.   Common       45256B101         5,933    294,153  SH            Sole      NA      Sole
Inhibitex Inc.             Common       45719T103         5,953    544,109  SH            Sole      NA      Sole
IntelliPharmaCeutics
 International, Inc.       Common       458173101         4,274  1,560,000  SH            Sole      NA      Sole
iShares Nasdaq
 Biotechnology Index Fund  Common       464287556         6,964     66,741  SH            Sole      NA      Sole
Jazz Pharmaceuticals,
 Inc.                      Common       472147107         1,520     39,350  SH            Sole      NA      Sole
Keryx Pharmaceuticals
 Inc.                      Common       492515101         2,055    812,176  SH            Sole      NA      Sole
LifePoint Hospitals,
 Inc.                      Common       53219L109         1,145     30,812  SH            Sole      NA      Sole
McKesson Corporation       Common       58155Q103         4,430     56,862  SH            Sole      NA      Sole
Medco Health Solutions,
 Inc.                      Common       58405U102         4,788     85,657  SH            Sole      NA      Sole
Medivation, Inc.           Common       58501N101         8,491    184,150  SH            Sole      NA      Sole
Merck & Co. Inc.           Common       58933Y105        10,809    286,700  SH            Sole      NA      Sole
Momenta Pharmaceuticals,
 Inc.                      Common       60877T100         3,106    178,600  SH            Sole      NA      Sole
Mylan, Inc.                Common       628530107        13,606    634,034  SH            Sole      NA      Sole
Nektar Therapeutics        Common       640268108         5,686  1,016,305  SH            Sole      NA      Sole
Neurocrine Biosciences,
 Inc.                      Common       64125C109        10,391  1,222,495  SH            Sole      NA      Sole
NPS Pharmaceutical, Inc.   Common       62936P103         2,058    312,230  SH            Sole      NA      Sole
OncoGenex
 Pharmaceuticals, Inc.     Common       68230A106         1,093     93,100  SH            Sole      NA      Sole
Onyx Pharmaceuticals,
 Inc.                      Common       683399109         7,205    163,932  SH            Sole      NA      Sole
Palomar Medical
 Technologies, Inc.        Common       697529303         1,047    112,550  SH            Sole      NA      Sole
PAREXEL International
 Corporation               Common       699462107         6,288    303,165  SH            Sole      NA      Sole
PerkinElmer, Inc.          Common       714046109         8,561    428,032  SH            Sole      NA      Sole
Perrigo Company            Common       714290103        17,657    181,469  SH            Sole      NA      Sole
Pharmasset, Inc.           Common       71715N106        39,295    306,513  SH            Sole      NA      Sole
Quest Diagnostics, Inc.    Common       74834L100         5,202     89,600  SH            Sole      NA      Sole
Regeneron
 Pharmaceuticals, Inc.     Common       75886F107         2,982     53,800  SH            Sole      NA      Sole
Sanofi Aventis             Right
                            12/31/2020  80105N113           124    103,665  SH            Sole      NA      Sole
Santarus, Inc.             Common       802817304         2,828    854,385  SH            Sole      NA      Sole
Shire plc                  Sponsored
                            ADR         82481R106        12,552    120,804  SH            Sole      NA      Sole
Teva Pharmaceutical
 Industries, Ltd.          ADR          881624209        19,192    475,518  SH            Sole      NA      Sole
Thermo Fisher
 Scientific, Inc.          Common       883556102         3,206     71,288  SH            Sole      NA      Sole
United Therapeutics
 Corporation               Common       91307C102        10,323    218,475  SH            Sole      NA      Sole
UnitedHealth Group, Inc.   Common       91324P102         5,457    107,672  SH            Sole      NA      Sole
Vertex Pharmaceuticals,
 Inc.                      Common       92532F100        11,001    331,253  SH            Sole      NA      Sole
VIVUS, Inc.                Common       928551100         2,919    299,400  SH            Sole      NA      Sole
Warner Chilcott plc        Shares A     G94368100         7,272    480,621  SH            Sole      NA      Sole
Zimmer Holdings, Inc.      Common       98956P102         4,754     89,000  SH            Sole      NA      Sole
Zogenix, Inc.              Common       98978L105         1,624    725,000  SH            Sole      NA      Sole
Common
COLUMN TOTALS                                     $     475,415
